Related party transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transactions

6.      Related party transactions:

Prior to March 13, 2018, the Company had a 10.8% equity interest in GCI.  The Company purchased the remaining 89.2% interest in GCI on March 13, 2018 and consolidated GCI from the date of acquisition.

The income or expenses with related parties relate to amounts paid to or received from individuals or entities that are associated with the Company or with the Company’s directors or officers and these transactions are governed by pre-arranged contracts.

On each of February 14, 2018 and January 15, 2019, the Company issued to Fairfax $250,000,000 aggregate principal of 5.50% senior notes, due on February 14, 2025 (“2025 Notes”) and January 15, 2026 (“2026 Notes”), respectively, and a tranche of warrants to purchase 38,461,539 common shares of Seaspan at an exercise price of $6.50 per share, on each date. On May 31, 2018, the Company entered into an agreement with Fairfax whereby Fairfax agreed to (i) exercise the warrants issued in February 2018 on July 16, 2018 and (ii) exercise the 2019 warrants upon issuance thereof on January 15, 2019. In exchange, Seaspan issued to Fairfax warrants to purchase 25,000,000 common shares of Seaspan at an exercise price of $8.05 per share. These warrants remain outstanding and are exercisable for common shares of the Company.

On February 28, 2020, Seaspan issued to Fairfax, in a private placement, $100,000,000 aggregate principal amount of 5.50% senior notes due on March 1, 2027 (the “2027 Fairfax Notes” and together with the 2025 Notes and the 2026 Notes, the “Fairfax Notes”) (note 12(e)).

On February 28, 2020, in connection with the acquisition of APR Energy, Fairfax received 23,418,798 common shares of Atlas as consideration for its equity interests in APR Energy and as settlement of indebtedness owing to Fairfax by APR Energy. In addition, Atlas reserved for issuance 2,137,541 Holdback Shares for Fairfax. Fairfax remains a counterparty to certain indemnification and compensation arrangements related to the acquisition of APR Energy. In connection with purchase price adjustments, Fairfax forfeited its right to receive 391,246 Holdback Shares and returned 1,253,883 previously issued common shares to Atlas. Of the 1,253,883 common shares returned, 760,807 shares were permanently forfeited; 493,076 shares are held in reserve as treasury shares and may be issuable to Fairfax at a future date, subject to settlement of potential indemnified events. During the year ended December 31, 2020, 318,637 common shares were issued to Fairfax out of Holdback Shares. At December 31, 2020, Fairfax held approximately 40.5% of the Company’s issued and outstanding common shares and has designated two members to the Company’s board of directors.

For the year ended December 31, 2020, interest expense related to the 2025 Notes, the 2026 Notes and the 2027 Fairfax Notes, excluding amortization of the debt discount, was $32,114,000 (2019 – $26,927,000, 2018 – $19,380,000). For the year ended December 31, 2020, amortization of debt discount was $19,963,000 (2019 – $17,347,000, 2018 – $7,310,000).